Finance Income and Finance Costs - Summary of Finance Costs (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Finance Income And Costs [Abstract]
Interest charges and other finance costs	$ (455,136)	$ (1,061,588)
Interest expense on unsecured convertible debentures		(275,140)
Penalty on reimbursment, loss on financing and discounted fees on debt reimbursment		(920,429)
Foreign exchange loss		(189,122)
Finance costs	$ (455,136)	$ (2,446,279)